[The American Funds Group(r)]

Capital World Bond Fund

Semi-Annual Report

For the six months ended March 31
2000

[cover illustration:  collage of various currencies overlaying a world atlas]

Capital World Bond Fund(r)

Capital World Bond Fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, higher yielding debt securities.

Capital World Bond Fund is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2000:

                                     12 months        5 years      10 years

CLASS A SHARES                       -5.90%           +3.96%       +7.24%
 reflecting 3.75% maximum sales charge


The fund's 30-day yield for Class A shares as of April 30, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 5.24%. The fund's distribution rate for Class A shares as of that date was 4.05%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ. Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and periods of illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.

Please see the back cover for important information about Class A and Class B shares.

Fellow Shareholders:

Despite turbulence in global bond markets over the past six months, most global bond prices ended the period about where they began. Certain currencies have slipped against the U.S. dollar, however, reducing returns for global investors.

[Begin Sidebar]
Investment Results at a Glance

6-month total return                           -1.8%
(10/1/99 - 3/31/00)

12-month total return                          -2.2
(4/1/99 - 3/31/00)

Lifetime total return                          +147.5
(8/4/87 - 3/31/00)

Lifetime average annual compound return        +7.4
(8/4/87 - 3/31/00)


[End Sidebar]

For the six months ended March 31, Capital World Bond Fund posted a decline of 1.8%, assuming reinvestment of distributions. The fund paid income dividends totaling 45 cents a share during this period, reflecting three dividends instead of the usual two quarterly payments. (As we mentioned in the 1999 annual report, the fund moved its September dividend to early October.) In December, the fund also paid a capital gain distribution of 6.8 cents a share.

By comparison, the Salomon Smith Barney World Government Bond Index, which tracks major world markets, posted a 1.2% decline over the six-month period. The U.S. bond market fared better, with the Salomon Smith Barney Broad Investment-Grade Bond Index gaining 2.0%. (Both indexes are unmanaged and include compounded interest.)

Keeping A Long-Term Perspective

To understand the fund's six-month results, we must look at currency markets. The U.S. dollar has made significant gains against the euro since its introduction in January 1999. Since then, the euro's value has plummeted from $1.18 to $0.96 on March 31. More recently, the dollar has also strengthened against Australian and New Zealand dollars. The U.S. dollar's broad strength has hurt the fund's returns, since its portfolio includes securities in a variety of countries and currencies. Even so, we have opted not to hedge a significant amount of non-U.S. currency exposure back into U.S. dollars, as we have done at times in the past. When the U.S. dollar is a "hot" currency, as it is now - attracting large amounts of global capital - we feel there is an opportunity to benefit from exposure to bonds denominated in undervalued yet attractive currencies. The U.S. dollar may well be nearing a peak, especially if the stock market experiences a significant decline or if the U.S. economy slows. Also posing a threat to the dollar is the gap between U.S. exports and imports - a gap that continues to widen. When the dollar finally begins a cooling trend, we believe that the fund will be well-positioned to benefit from the returns from bonds denominated in other currencies.

Market Review

From October 1999 to January 2000, higher yields were seen in nearly all developed markets. Short-term interest rate hikes in the United States and Europe - designed to head off inflation - put downward pressure on bond prices, which move inversely to yields. Subsequently, in an unusual development, prices of 30-year U.S. Treasury bonds bounced back sharply, buoyed by the prospect of a shortage of Treasuries caused by the shrinking of the federal debt. European markets also saw prices recover after January. In the United Kingdom, bond prices rose throughout the period, reflecting low inflation, subdued growth and debt repayments. Japanese bonds ended the period mostly flat, although the yen's continued strength helped boost returns for U.S. investors.

With the surge in U.S. Treasury prices, corporate bonds have begun to look relatively attractive. On the next page, you'll notice that the fund has introduced global high-yield bonds into its portfolio, including higher yielding, higher risk corporate securities and developing-country debt. This reflects the November 1999 shareholder vote that gave the fund flexibility to invest up to 25% of its assets in below-investment-grade securities, which offer higher yields. We have recently purchased high-yield bonds from established companies such as Premier Parks, operator of Six Flags amusement parks, and Container Corp. of America, part of the global paper company Smurfitt Stone. In the developing-country category, we have added small holdings of higher yielding, U.S. dollar-denominated government bonds from countries such as Turkey, South Korea and Mexico. In each case, we have been extremely selective, relying on the extensive research capabilities of the fund's investment adviser, Capital Research and Management Company.

Outlook

With central banks taking steps to curb inflation before it becomes a major threat, there could be a bumpy ride ahead for bond markets. Over the longer term, however, we feel there is reason to be optimistic. U.S. and European bond yields, having risen substantially in the past two years, now offer better long-term opportunities. Furthermore, the fund is now more diversified than ever, ready to take advantage of developments in a variety of industries, countries and currency markets.

We look forward to reporting to you in November.

Cordially,

[signature]                 [signature]
Paul G. Haaga, Jr.          Abner D. Goldstine
Chairman of the Board       President

May 15, 2000

Investment Portfolio

Portfolio Summary
Percent of net assets as of March 31, 2000
[pie chart]

  Investment-Grade Bonds                  84.5%
Non-U.S. Governments/Agencies             44.5
Corporate Bonds                           24.6
Mortgage- and Asset-Backed Securities      7.1
U.S. Treasuries                            6.7
U.S. Government Agency Notes               1.6

  Non-Investment-Grade Bonds              10.9%
High-Yield Corporate Bonds                 7.8
Developing-Country Bonds                   3.1

  Cash & Equivalents                       4.6%
[end pie chart]

A Look at the Fund's Portfolio -
What Helped and What Hurt Returns
as of March 31, 2000

                                             Salomon Smith Barney
                                             World Government Bond Market
                   Capital World Bond Fund   Total Returns
                   Net Assets                Six months ended March 31, 2000
                   ---------------------     ---------------------------------
Country            Currency Weighting        In Local Currency  In U.S. Dollars
United States      33.4%/1/                  +3.0%              +3.0%
European Monetary
 Union             23.2/2/                   +1.7               -8.6
Japan              14.9                      +0.3               +4.2
New Zealand         5.9                      +2.4               -1.5
Greece              4.7                       -                  -
Denmark             4.3                      +2.0               -8.5
United Kingdom      2.9                      +4.7               +1.5
Australia           2.6                      +2.1               -5.0
Poland              2.5                       -                  -
Canada              2.3                      +2.4               +3.6
Norway              1.4                      +2.0               -6.3
Sweden              1.2                      +3.7               -1.6
South Africa        0.7                       -                  -

Source: Salomon Smith Barney World Government Bond Index, based on bonds with remaining maturities of at least one year.
/1/ Includes U.S. dollar-denominated developing-country bonds totaling 7.5%. /2/ Includes bonds from Finland, France, Germany, Ireland, Italy, the Netherlands and Spain; also includes bonds denominated in German marks totaling 2.6%.

Capital World Bond Fund, Inc.
Investment Portfolio, March 31, 2000

                                                                  Principal      Market  Percent
                                                                    Amount         Value  of Net
Bonds and Notes                                                       (000)        (000)   Assets
--------------------------------                                    -------      -------  -------
EUROS
German Government:
 8.875% 2000                                                       E  1,500    US$ 1,483
 8.25% 2001                                                            2,600        2,624
 7.25% 2002                                                            6,850        6,964
 8.00% 2002                                                            6,641        6,818
 6.75% 2003                                                            1,023        1,035
 6.50% 2005                                                            8,000        8,197
 6.875% 2005                                                           4,974        5,156
 6.00% 2006                                                            1,300        1,304  12.14%
 5.25% 2008                                                            6,751        6,489
 4.50% 2009                                                            1,300        1,181
Treuhandanstalt:
 7.125% 2003                                                           4,908        4,990
 7.50% 2004                                                            4,695        4,948
Bundesrepublic:
 5.00% 2002                                                            6,500        6,275
 6.00% 2007                                                              600          601
Bayerische Vereinsbank:
 5.00% 2008                                                            2,000        1,839     2.22
 5.50% 2008                                                            9,226        8,784
Netherlands Government:
 5.75% 2002                                                            4,700        4,604
 3.75% 2009                                                              795          677     1.25
 5.50% 2028                                                              735          691
Italian Government BTPS:
 6.00% 2007                                                            3,744        3,731     1.17
 5.00% 2008                                                            2,000        1,873
Spanish Government:
 6.00% 2008                                                            3,486        3,467     1.04
 6.15% 2013                                                            1,503        1,516
French Government:
 BTNS 4.75% 2002                                                         600          577
 4.50% 2003                                                            2,500        2,382     1.00
 OAT 5.25% 2008                                                        1,906        1,832
Rheinische Hypothekenbank Eurobond 4.25% 2008                          3,000        2,616     0.55
PTC International Finance II SA, 11.25% 2009                           1,000        1,042     0.22
Kappa Beheer BV 10.625% 2009                                           1,000        1,001     0.21
Finland (Republic of) 5.75% 2011                                       1,000          985     0.20
Corporacion Andina de Fomento 4.75% 2004                               1,000          917     0.19
General Motors Acceptance Corp. 4.00% 2006                             1,000          884     0.18
COLT Telecom Group PLC 7.625% 2009 (1)                                   750          688     0.14
Ireland (Republic of) 2.75% 2002                                         400          366     0.08
                                                                                 -------  -------
                                                                                   98,537    20.59
                                                                                 -------  -------

GERMAN MARKS
Ford Motor Credit Co. 5.25% 2008                                   DM22,900        10,737     2.24
Telstra Corp. Ltd. 5.125% 2008                                         2,250        1,045     0.22
Viatel, Inc. 0%/12.40% 2008(2)                                         2,150          674     0.14
                                                                                 -------  -------
                                                                                   12,456     2.60
                                                                                 -------  -------

JAPANESE YEN
International Bank for Reconstruction and Development:
 4.50% 2000                                                        Y200,000         1,961
 4.50% 2003                                                          689,000        7,478     2.92
 4.75% 2004                                                          400,000        4,547
General Motors Acceptance Corp. 0.234% 2002(2)                     1,376,000       13,174     2.75
KfW International Finance Inc. 1.00% 2004                          1,300,000       12,587     2.63
European Investment Bank:
 4.25% 2001                                                          826,000        8,304     2.17
 6.75% 2001                                                          200,000        2,082
The Japan Development Bank 6.50% 2001                                495,000        5,237     1.10
SHL 1991-1 Corp. Ltd.:(3)
 Class A1, 0.571% 2024(2)                                             86,239          838
 Class A2, 0.871% 2024(2)                                            130,000        1,263     0.93
 Class A3, 2.09% 2024                                                250,000        2,370
Spain (Kingdom of) 3.11% 2006                                        380,000        4,059     0.85
Fannie Mae 2.125% 2007                                               350,000        3,518     0.74
Hellenic Republic 2.90% 2007                                         230,000        2,378     0.50
Inter-American Development Bank 6.75% 2001                           150,000        1,540     0.32
                                                                                 -------  -------
                                                                                   71,336    14.91
                                                                                 -------  -------

NEW ZEALAND DOLLARS
New Zealand Government:
 8.00% 2001                                                        NZ$3,000         1,504
 8.00% 2004                                                            6,500        3,334
 8.00% 2006                                                            3,000        1,568     3.90
 7.00% 2009                                                            8,725        4,342
 4.749%  2016 (2,4)                                                   16,250        7,910
Fannie Mae 7.25% 2002                                                 12,000        5,915     1.24
Canadian Government 6.625% 2007                                        7,500        3,513     0.73
                                                                                 -------  -------
                                                                                   28,086     5.87
                                                                                 -------  -------

GREEK DRACHMAS
Hellenic Republic:
 8.90% 2004                                                      GRD600,000         1,884
 8.80% 2007                                                        3,314,700       10,896     4.73
 8.60% 2008                                                        1,930,000        6,342
 7.50% 2013                                                        1,100,000        3,487
                                                                                 -------  -------
                                                                                   22,609     4.73
                                                                                 -------  -------

DANISH KRONER
Nykredit:(3)
 6.00% 2029                                                       DKr56,631         6,938     1.89
 7.00% 2029                                                           16,104        2,081
Denmark (Kingdom of):
 8.00% 2003                                                           10,000        1,389
 7.00% 2004                                                            6,000          825
 5.00% 2005                                                           31,000        3,936     1.51
 7.00% 2007                                                            5,000          703
 6.00% 2009                                                            2,800          372
Danske Kredit:(3)
 6.00% 2029                                                           27,113        3,321     0.91
 7.00% 2029                                                            8,112        1,043
                                                                                 -------  -------
                                                                                   20,608     4.31
                                                                                 -------  -------

BRITISH POUNDS
Tussauds Finance Ltd., Class A3, 7.078% 2020(1)                      L3,000         4,675     0.98
United Kingdom 6.50% 2003                                              2,000        3,228     0.67
Royal Bank of Scotland 8.375% 2007                                     1,000        1,700     0.36
Scottish Life Finance PLC 9.00% undated                                  800        1,319     0.28
Halifax Building Society 11.00% 2014                                     600        1,312     0.27
Pubmaster Finance Ltd., Class B, 8.44% 2025(1)                           550          905     0.19
Polestar Corp. PLC 10.50% 2008                                           500          776     0.16
                                                                                 -------  -------
                                                                                   13,915     2.91
                                                                                 -------  -------

AUSTRALIAN DOLLARS
News America Holdings Inc. 8.625% 2014                              A$9,000         5,452     1.14
Australian Government:
 10.00% 2002                                                             550          362
 6.75% 2006                                                            2,000        1,235     0.70
 10.00% 2006                                                           1,000          711
 8.75% 2008                                                            1,500        1,048
New South Wales Treasury Corp. 7.00% 2004                              3,000        1,842     0.38
South Australian Government Financing Authority 11.25% 2001            1,500          969     0.20
Statens Bostadfinansier 6.50% 2000                                     1,300          790     0.17
                                                                                 -------  -------
                                                                                   12,409     2.59
                                                                                 -------  -------

POLISH ZLOTY
Polish Government:
 0% 2001                                                           PLZ5,500         1,020
 12.00% 2001                                                           8,250        1,882
 13.00% 2001                                                          22,250        5,186     2.55
 12.00% 2003                                                          10,000        2,278
 8.50% 2004                                                            9,000        1,831
                                                                                 -------  -------
                                                                                   12,197     2.55
                                                                                 -------  -------

CANADIAN DOLLARS
Canadian Government:
 9.75% 2001                                                         C$2,000         1,457
 7.25% 2003                                                            4,300        3,059     1.22
 7.25% 2007                                                            1,750        1,290
Lindsey Morden Group Inc., Series B, 7.00% 2008(1)                     7,000        4,321     0.90
Domtar Inc. 10.00% 2011                                                1,000          777     0.16
                                                                                 -------  -------
                                                                                   10,904     2.28
                                                                                 -------  -------

NORWEGIAN KRONER
Norwegian Government 6.75% 2007                                   NOK55,500         6,776     1.42
                                                                                 -------  -------

SWEDISH KRONOR
AB Spintab:
 6.25% 2002                                                       SKr32,000         3,763     0.90
 7.50% 2004                                                            4,600          564
Stadshypotek AB 5.50% 2008                                            12,000        1,327     0.28
                                                                                 -------  -------
                                                                                    5,654     1.18
                                                                                 -------  -------

SOUTH AFRICAN RANDS
South Africa (Republic of) 13.00% 2010                            ZAR21,750         3,137     0.66
                                                                                 -------  -------

U.S. DOLLARS
U.S. Treasury Obligations:
 6.375% 2002                                                       US$4,250         4,239
 5.50% 2003                                                            4,200        4,094
 11.625% 2004                                                          1,650        1,986
 6.50% 2005                                                            1,950        1,963
 3.57% 2007(2,4)                                                       1,065        1,026
 6.125% 2007                                                           1,345        1,332     6.69
 7.25% 2007                                                            1,345        1,342
 5.50% 2009                                                            1,000          952
 6.00% 2009                                                            5,750        5,677
 7.50% 2016                                                            1,750        1,982
 8.875% 2017                                                           1,200        1,535
 7.875% 2021                                                           1,200        1,437
 3.7093% 2028(2,4)                                                     2,060        1,957
 5.25% 2029                                                            2,750        2,466
Fannie Mae:
 5.625% 2004                                                           2,750        2,608
 6.00% 2008                                                            3,750        3,481     1.59
 6.25% 2029                                                            1,700        1,533
Komercni Finance BV 9.00%/10.75% 2008(1,2)                             7,575        7,348     1.54
United Mexican States Government 9.875% 2010                           5,500        5,830     1.22
Airplanes Pass Through Trust, pass-through certificates,               5,617        5,073     1.06
   Series 1, Class C, 8.15%  2019(3)
Turkey (Republic of):
 12.375% 2009                                                          1,750        1,881     0.84
 11.875% 2030                                                          2,000        2,125
Government National Mortgage Assn:(3)
 8.50% 2021                                                              209          215
 9.00% 2024                                                              266          275
 6.50% 2029                                                            1,470        1,386     0.77
 7.00% 2029                                                            1,875        1,816
Bulgaria (Republic of) 7.063% 2011(2)                                  1,000          796     0.50
Bulgaria (Republic of) Front Loaded Interest Reduction                 2,250        1,617
   Bond, 2.75% 2012(2)
Hutchison Whampoa Finance Ltd.:(1)
 7.45% 2017                                                            1,500        1,413     0.47
 Series C, 7.50% 2027                                                    900          832
Grupo Financiero Banamex Accival, SA de CV 0% 2002(1,3)                2,376        2,154     0.45
State of Israel 7.75% 2010                                             2,000        2,024     0.42
Hyundai Semiconductor America, Inc.:
 8.25% 2004(1)                                                         2,000        1,848     0.42
 8.25% 2004                                                              150          139
Skandinaviska Enskilda Banken 6.875% 2009                              2,000        1,886     0.39
Nationslink Funding Corp., Series 1999-1, Class D,                     2,000        1,864     0.39
   7.10% 2031(2,3)
Brazil (Federal Republic of), Bearer 8.00% 2014                        2,426        1,826     0.38
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(2)                       1,000          950     0.36
NTL Communications Corp. 11.50% 2008                                     750          761
Reliance Industries Ltd.:
 8.125% 2005                                                             550          523
 10.25% 2097(1)                                                        1,250        1,170     0.35
Mirage Resorts, Inc.:
 6.625% 2005                                                             750          679     0.32
 6.75% 2008                                                            1,000          869
Nabisco, Inc. 6.375% 2035(2)                                           1,745        1,536     0.32
South Africa (Republic of) 9.125% 2009                                 1,500        1,511     0.32
DLJ Mortgage Acceptance Corp., Series 1996-CF1,                        1,477        1,475     0.31
  Class A1A, 7.28% 2028(1,3)
Allegiance Telecom, Inc.:
 0%/11.75% 2008(2)                                                       500          355     0.30
 12.875% 2008                                                          1,000        1,095
PDVSA Finance Ltd. 7.50% 2028                                          2,000        1,425     0.30
SBA Communications Corp. 12.00% 2008(2)                                2,125        1,392     0.29
Household Finance Corp. 6.40% 2008                                     1,500        1,376     0.29
McDermott Inc. 9.375% 2002                                             1,500        1,320     0.28
Croatian Government:(2)
 Series B, 7.063% 2006                                                   423          404     0.27
 Series A, 7.033% 2010                                                   955          888
Nextel Partners, Inc. 0%/14.00% 2009(2)                                2,000        1,280     0.27
SpectraSite Holdings, Inc., Series B, 0%/12.00% 2008(2)                2,000        1,255     0.26
Argentina (Republic of):
 Series C, 0% 2001                                                       300          262     0.26
 Series E, 0% 2003                                                     1,350          962
Premier Parks Inc.:
 9.75% 2007                                                              750          707     0.25
 0%/10.00% 2008(2)                                                       750          480
VoiceStream Wireless Corp. 0%/11.875% 2009(1,2)                        1,000          600     0.24
Omnipoint Corp. 11.50% 2009 (1)                                          500          535
CSFB Finance Co. Ltd., Series 1995-A, 5.977% 2005(1,2,3)               1,250        1,116     0.23
Russian Federation 12.75% 2028                                         1,200        1,026     0.21
Gray Communications Systems, Inc. 10.625% 2006                         1,000        1,000     0.21
American Media Operations, Inc. 10.25% 2009                            1,000          990     0.21
Fairchild Semiconductor Corp. 10.375% 2007                             1,000          982     0.21
Versatel Telecom International NV 11.875% 2009                         1,000          980     0.20
Mass Transit Railway Corp. 7.50% 2009                                  1,000          973     0.20
Printpack, Inc. 10.625% 2006                                           1,000          970     0.20
Ford Motor Co. 7.45% 2031                                              1,000          967     0.20
HS Resources, Inc. 9.25% 2006                                          1,000          960     0.20
International Game Technology 7.875% 2004                              1,000          930     0.19
Boyd Gaming Corp. 9.50% 2007                                           1,000          920     0.19
Transener SA 9.25% 2008(1)                                             1,000          920     0.19
Colombia (Republic of):
 7.625% 2007                                                             600          486     0.19
 8.70% 2016                                                              575          433
WMX Technologies, Inc. 7.10% 2026                                        500          462
USA Waste Services, Inc.:                                                                     0.19
 6.50% 2002                                                              250          231
 7.00% 2004                                                              250          225
Florida Panthers Holdings, Inc. 9.875% 2009                            1,000          900     0.19
Charter Communications Holdings, LLC  8.625% 2009                      1,000          880     0.18
Crown Castle International Corp. 0%/10.625% 2007(2)                    1,250          862     0.18
Allied Waste North America, Inc., Series B, 10.00% 2009                1,000          750     0.16
Container Corp. of America 9.75% 2003                                    750          746     0.16
Chancellor Media Corp. of Los Angeles:
 8.00% 2008                                                              500          493     0.16
 9.00% 2008                                                              250          250
Structured Asset Securities Corp., Series 1998-RF2,                      706          725     0.15
  Class A, 8.544% 2022(1,2,3)
Sun Media Corp. 9.50% 2007                                               750          724     0.15
Clearnet Communications Inc. 0%/10.125% 2009(2)                        1,250          706     0.15
Indah Kiat Finance Mauritius Ltd. 10.00% 2007                          1,000          697     0.15
Home Products International, Inc. 9.625% 2008                            750          682     0.14
Kindercare Learning Centers, Inc., Series B, 9.50% 2009                  750          682     0.14
Cumulus Media Inc. 13.75% preferred 2009 (5)                     500 shares           456     0.14
Cumulus Media 10.375% 2008                                               250          223
Sun International Hotels Ltd., Sun International                         750          675     0.14
  North America, Inc. 9.00% 2007
ACME Television, LLC, Series B, 0%/10.875% 2004(2)                       750          667     0.14
Young Broadcasting Inc. 9.00% 2006                                       750          668     0.14
Carmike Cinemas, Inc., Series B, 9.375% 2009                           1,000          640     0.13
Delta Beverage Group, Inc. 9.75% 2003                                    650          618     0.13
GT Group Telecom Inc. units 0%/13.25% 2010 (1,2)                       1,000          570     0.12
Graham Packaging Co. 0%/10.75% 2009 (2)                                1,000          550     0.12
Hanvit Bank 12.75% 2010 (1)                                              500          516     0.11
Vodafone AirTouch PLC, 7.75% 2010 (1)                                    500          510     0.11
TransWestern  Publishing Co. LLC 9.625% 2007                             500          470     0.10
KSL Recreation Group, Inc. 10.25% 2007                                   500          469     0.10
L.A. Arena Funding, LLC, Series 1, Class A,                              500          465     0.10
   7.656% 2026 (1,3)
Zilog, Inc. 9.50% 2005                                                   400          356     0.07
CKE Restaurants, Inc. 9.125% 2009                                        500          350     0.07
Leap Wireless International, Inc. units 12.50% 2010 (1)                  250          250     0.05
                                                                                 -------  -------
                                                                                  137,889    28.82
                                                                                 -------  -------

Total Bonds and Notes
(cost:$506,489,000)                                                               456,513    95.42
                                                                                 -------  -------

Short-Term Securities
Corporate Short-Term Notes
Associates First Capital, Inc. 6.24% due 4/3/2000                     13,200       13,193     2.76
                                                                                 -------  -------

Total Short-Term Securities                                                        13,193     2.76
(cost:$13,193,000)                                                               -------  -------


Total Investment Securities                                                       469,706    98.18
(cost:$519,682,000)
Excess of cash and receivables over payables                                        8,721     1.82
                                                                                 -------  -------
Net Assets                                                                        478,427  100.00%

(1) Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers;
     resale to the public may require registration.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements

Capital World Bond Fund
Financial Statements
Statement of Assets and Liabilities
at March 31, 2000                                                                                (Unaudited)
                                                                                                 (dollars in
                                                                                                  thousands)
Assets:
Investment securities at market
 (Cost: $519,682)                                                                                   $469,706
Cash                                                                                                      61
Receivables for--
 Sales of investments                                                                  27
 Sales of fund's shares                                                               408
 Forward currency contracts-net                                                       582
 Dividends and accrued interest                                                     9,930
 Other                                                                                  3             10,950
                                                                               ----------         ----------
                                                                                                     480,717
Liabilities:
Payables for--
 Repurchases of fund's shares                                                         949
 Forward currency contracts-net                                                       847
 Management services                                                                  272
 Accrued expenses                                                                     222              2,290
                                                                               ----------         ----------
Net Assets at March 31, 2000 (authorized                                                            $478,427
 capital stock -- 200,000,000 shares)                                                             ==========
Class A shares, $0.001 par value
 Net Assets                                                                                         $478,306
 Shares outstanding                                                                               32,719,680
 Net asset value per share                                                                            $14.62
Class B shares, $0.001 par value
 Net Assets                                                                                           $  121
 Shares outstanding                                                                                    8,280
 Net asset value per share                                                                            $14.62



STATEMENT OF OPERATIONS                                                                          (Unaudited)
                                                                                                 (dollars in
for the six months ended March 31, 2000                                                           thousands)
Investment Income:
Income:
 Interest                                                                         $15,165
 Dividends                                                                             34            $15,199
                                                                               ----------

Expenses:
 Management services fee                                                            1,690
 Distribution expenses- Class A                                                       619
 Distribution expenses- Class B                                                         -
 Transfer agent fee- Class A                                                          298
 Transfer agent fee- Class B                                                            -
 Reports to shareholders                                                               68
 Registration statement and prospectus                                                 37
 Postage, stationery and supplies                                                     121
 Directors' fees                                                                        9
 Auditing and legal fees                                                               56
 Custodian fee                                                                         72
 Taxes other than federal income tax                                                   15
 Other expenses                                                                        46              3,031
                                                                               ----------         ----------
 Net investment income                                                                                12,168
                                                                                                  ----------
Realized Loss and Unrealized
 Depreciation on Investments:
Net realized loss                                                                                     (3,640)
Net change in unrealized depreciation on:
 Investments                                                                      (17,971)
 Open forward currency contracts                                                     (302)
                                                                               ----------
  Net unrealized depreciation                                                                        (18,273)
                                                                                                  ----------
 Net realized loss and
  unrealized depreciation
  on investments                                                                                     (21,913)
                                                                                                  ----------
Net Decrease in Net Assets Resulting
 from Operations                                                                                     ($9,745)
                                                                                                  ==========




                                                                                                 (dollars in
STATEMENT OF CHANGES IN NET ASSETS                                                                thousands)

                                                                               Six months               Year
                                                                                    ended              ended
                                                                                 3/31/00*            9/30/99
                                                                               ----------         ----------
Operations:
Net investment income                                                            $ 12,168           $ 28,373
Net realized (loss)gain on investments                                             (3,640)             9,498
Net unrealized depreciation
 on investments                                                                   (18,273)           (40,896)
                                                                               ----------         ----------
 Net decrease in net assets
  resulting from operations                                                        (9,745)            (3,025)
                                                                               ----------         ----------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
   Class A                                                                        (15,481)           (21,252)
   Class B                                                                             (1)                 -
Distributions from net realized gain on investments
   Class A                                                                         (2,356)           (12,170)
   Class B                                                                              -                  -
                                                                               ----------         ----------
Total Dividends and Distributions                                                 (17,838)           (33,422)
                                                                               ----------         ----------
Capital Share Transactions:
 Proceeds from shares sold                                                         66,837            138,397
 Proceeds from shares issued in reinvestment
   of net investment income dividends and
   distributions of net realized gain on investments                               15,849             30,005
 Cost of shares repurchased                                                      (130,464)          (222,735)
                                                                               ----------         ----------
 Net decrease in net assets resulting from                                        (47,778)           (54,333)
  capital share transactions                                                   ----------         ----------

Total Decrease in Net Assets                                                      (75,361)           (90,780)

Net Assets:
Beginning of period                                                               553,788            644,568
                                                                               ----------         ----------
End of period (including
 undistributed net investment
 income: $2,089 and $1,225
 respectively)                                                                   $478,427           $553,788
                                                                               ==========         ==========
* unaudited
See Notes to Financial Statements


Capital World Bond Fund
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company.

The fund seeks to maximize long-term total return, consistent with prudent management, by investing in quality fixed-income securities issued by major governments and corporations all over the world, including the United States. THE FUND OFFERS CLASS A AND CLASS B SHARES. CLASS A SHARES ARE SOLD WITH AN INITIAL SALES CHARGE OF UP TO 3.75%. CLASS B SHARES ARE SOLD WITH A CONTINGENT DEFERRED SALES CHARGE, WHICH DECLINES FROM 5% TO ZERO DEPENDING ON THE LENGTH OF TIME THE SHARES ARE HELD, AND INCLUDE A HIGHER DISTRIBUTION FEE THAN CLASS A SHARES. CLASS B SHARES ARE AUTOMATICALLY CONVERTED TO CLASS A SHARES EIGHT YEARS AFTER THE DATE OF PURCHASE. HOLDERS OF BOTH CLASSES OF SHARES HAVE EQUAL PRO RATA RIGHTS TO ASSETS AND IDENTICAL VOTING, DIVIDEND, LIQUIDATION AND OTHER RIGHTS, EXCEPT THAT EACH CLASS BEARS DIFFERENT DISTRIBUTION AND TRANSFER AGENT EXPENSES, AND EACH CLASS SHALL HAVE EXCLUSIVE RIGHTS TO VOTE ON MATTERS AFFECTING ONLY THEIR CLASS.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

COMMON EXPENSES - INCOME, EXPENSES (OTHER THAN CLASS-SPECIFIC EXPENSES) AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE PRORATED BETWEEN THE CLASSES BASED ON THE RELATIVE NET ASSETS OF EACH CLASS. DISTRIBUTION AND TRANSFER AGENT FEES, AND OTHER CLASS-SPECIFIC EXPENSES, IF ANY, ARE CALCULATED DAILY AT THE CLASS LEVEL BASED ON THE RELATIVE DAILY NET ASSETS OF EACH CLASS AND THE SPECIFIC EXPENSE RATE APPLICABLE TO EACH CLASS.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $1,513,000 for the six months ended March 31, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of March 31, 2000, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $49,976,000; $2,326,000 related to appreciated securities and $52,302,000 related to depreciated securities. During the six months ended March 31, 2000, the fund realized, on a tax basis, a net capital loss of $2,719,000 on securities transactions. Net losses related to non-U.S. currency transactions of <$1,277,000> are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $519,682,000 at March 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,690,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provided for monthly fees accrued daily based on an annual rate of 0.65% of the first $500 million of average net assets; 0.57% of such assets in excess of $500 million but not exceeding $1 billion; and 0.50% of such assets in excess of $1 billion.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution FOR CLASS A SHARES, the fund may expend up to 0.30% of CLASS A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. PURSUANT TO A PLAN OF DISTRIBUTION FOR CLASS B SHARES, THE FUND MAY EXPEND UP TO 1.00% OF CLASS B AVERAGE DAILY NET ASSETS ANNUALLY TO COMPENSATE DEALERS FOR THEIR SELLING AND SERVICING EFFORTS. DURING THE SIX MONTHS ENDED MARCH 31, 2000, DISTRIBUTION EXPENSES UNDER THE PLANS OF DISTRIBUTION FOR CLASS A AND CLASS B SHARES WERE $619,000 AND $33. AS OF MARCH 31, 2000, ACCRUED AND UNPAID DISTRIBUTION EXPENSES FOR CLASS A SHARES WERE $118,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $79,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $298,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $63,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities , excluding short-term securities, of $170,057,000 and $224,000,000, respectively, during the six months ended March 31, 2000.
As of March 31, 2000, net assets consist of the following:


Capital paid in on shares of beneficial interest         $534,833,000

Undistributed net investment income
                                    (2,089,000)

Accumulated net realized loss
                                    (3,664,000)

Net unrealized depreciation         (50,653,000)

Net Assets                          478,427,000


Capital share transactions in the fund were as follows:


                                                    2000                              1999
                                           Amount (000)           Shares     Amount (000)             Shares
Class A Shares:
  Sold                                       $   66,712        4,495,429       $  138,397          8,667,806
  Reinvestment of dividends
   and distributions                             15,848        1,060,684           30,005          1,883,186
  Repurchased                                  (130,461)      (8,766,473)        (222,735)       (14,112,384)
   Net decrease in Class A                      (47,901)      (3,210,360)         (54,333)        (3,561,392)
Class B Shares:                                                                         -                  -
  Sold                                              125            8,454                -                  -
  Reinvestment of dividends
  and distributions                                   1               74                -                  -
  Repurchased                                        (3)            (248)              -                  -
   Net increase in Class B                          123            8,280                -                  -
Total net decrease in fund                   $  (47,778)      (3,202,080)      $  (54,333)        (3,561,392)


Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $72,000 includes $8,000 that was paid by these credits rather than in cash.

At March 31, 2000, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                                                                              U.S. Valuations
Non-U.S.                                            Contract Amount                             at 03/31/2000
Currency                                             --------------      --------------        --------------      --------------
Contracts                                                                                                              Unrealized
                                                           Non-U.S.                U.S.                Amount      (Depreciation)
                                                                                                                     Appreciation
------------------------                             --------------      --------------        --------------      --------------
Purchases:
 Canadian Dollars
  expiring 10/12/1999                                              0                $ 0                   $ 0                 $ 0
 Euros
  expiring 5/10/2000 to
  7/28/2000                                              E3,882,000          $3,959,000            $3,745,000           ($214,000)
                                                                         --------------        --------------      --------------
Sales:
 British Pounds
  expiring 6/08/2000 to
  6/14/2000                                                L483,000             761,000               771,000             (10,000)
 Euros
  expiring 04/14/2000 to
  7/31/2000                                             E13,653,000          13,484,000            13,153,000             331,000
 Japanese Yen
  expiring 4/10/2000 to
  8/03/2000                                              Y1,292,000          12,134,000            12,709,000            (575,000)
 Norwegian Kroner
  expiring 7/28/2000                                 NOK19,000,000.           2,359,000             2,251,000             108,000
  1/31/2000                                                    N0K0           2,358,365             2,250,528             107,837
 Euros
  expiring 11/02/1999 to
  1/31/2000                                                        0                  0                     0                   0
                                                                         --------------        --------------      --------------
                                                                             28,738,000            28,884,000            (146,000)
                                                                         --------------        --------------      --------------

Forward currency contracts - net                                                                                        $(360,000)
                                                                                                                    =============

PER-SHARE DATA AND RATIOS

                                                                                  Net
                                                                                gains/
                                                                              (losses)
                                                                                    on
                                                       Net                  securities
                                                     asset                       (both        Total
                                          Period    value,          Net       realized         from
                                           Ended beginning    investment           and   investment
                                             (1) of period        income   unrealized)   operations
Class A :
                                            2000   $ 15.41      $.35 (4)    $(.62) (4)      $(.27)
                                            1999     16.32            .84         (.88)        (.04)
                                            1998     16.40            .43           .57        1.00
                                            1997     16.86            .88         (.16)          .72
                                            1996     16.81          1.09            .16        1.25
                                            1995     15.33          1.09          1.57         2.66
Class B (6):

                                            2000      14.73        .03(4)        .01(4)          .04


                                                 Dividends
                                                     (from
                                                       net
                                                  realized                                      Net
                                       Dividends  non-U.S. Distributions                      asset
                                      (from net   currency         (from                     value,
                                      investment    gains)       capital         Total       end of
                                         income)       (2)        gains) Distributions       period
Class A :
                                          $(.45)         -        $(.07)        $(.52)   $    14.62
                                            (.55)        -          (.32)         (.87)        15.41
                                            (.80)        -          (.28)        (1.08)        16.32
                                            (.95)   $(.23)             -         (1.18)        16.40
                                           (1.08)     (.12)            -         (1.20)        16.86
                                           (1.18)        -             -         (1.18)        16.81
Class B (6):

                                            (.15)        -             -          (.15)        14.62



                                                                   Ratio         Ratio
                                                       Net            of            of
                                                   assets,      expenses        income
                                                    end of    to average            to
                                           Total    period       average       average    Portfolio
                                          return       (in           net           net     turnover
                                             (3) millions)        assets        assets         rate
Class A :
                                   (1.80)% (3,5)      $478      .58% (5)     2.31% (5)  34.24% (5)
                                       -0.32 (3)       554           1.08          4.66      129.25
                                        6.42 (3)       645           1.06          5.15      100.92
                                        4.38 (3)       758           1.07          5.21       79.00
                                        7.67 (3)       811           1.09          6.07       91.27
                                       18.10 (3)       653           1.12          6.83      104.96
Class B (6):

                                        0.26 (3)       121      0.08 (5)      0.19 (5)   34.24 (7)


(1) The periods ended 1995
through 1999 represent fiscal
years ended September 30; the
period ended 2000 represents
the six months ended March
31 (unaudited).
(2) Realized non-U.S. currency
gains are treated as ordinary
income for federal income tax
purposes.
(3) Excludes sales charge on
Class A shares or contingent
deferred sales charge on Class

B shares.
(4) Based on average shares
outstanding.
(5) Based on operations for the
period shown and, accordingly,
not representative of a full
year.
(6) Class B shares offered for
sale commencing March 15, 2000.
(7) Represents portfolio
turnover rate for the period
ended March 31, 2000.

Results of Shareholder Meeting (unaudited)
Held November 18, 1999

SHARES OUTSTANDING ON AUGUST 25, 1999 (RECORD DATE):           36,893,030

SHARES PRESENT ON NOVEMBER 18, 1999:                           25,041,424 (67.9%)


Proposal 1:   Election of Directors

Director                         Votes For        Percent of                       Percent of
                                                  Shares          Votes            Shares
                                                  Voting For      Withheld         Withheld

Richard G. Capen, Jr.            24,632,951       98.4%           408,473          1.6%

H. Frederick Christie            24,647,408       98.4            394,016          1.6

Don R. Conlan                    24,651,239       98.4            390,185          1.6

Diane C. Creel                   24,629,457       98.4            411,967          1.6

Martin Fenton                    24,648,748       98.4            392,676          1.6

Leonard R. Fuller                24,644,582       98.4            396,842          1.6

Abner D. Goldstine               24,634,814       98.4            406,610          1.6

Paul G. Haaga, Jr.               24,651,905       98.4            389,519          1.6

Richard G. Newman                24,642,854       98.4            398,570          1.6

Frank M. Sanchez                 24,643,272       98.4            398,152          1.6


Proposal 2:   Amendment to Articles of Incorporation reducing the par value per share of capital stock

Broker Non-Votes: 4,400,207

                  Percent of                    Percent of                      Percent of
                  Shares         Votes          Shares                          Shares
Votes For         Voting For     Against        Voting Against Abstentions      Abstaining

18,473,380        73.8%          1,100,668      4.4%           1,067,169        4.2%


Proposal 3:   To allow investments in below-investment-grade debt securities

Broker Non-Votes: 4,400,207

                  Percent of                    Percent of                      Percent of
                  Shares         Votes          Shares                          Shares
Votes For         Voting For     Against        Voting Against Abstentions      Abstaining

16,942,752        67.7%          2,690,035      10.7%          1,008,430        4.0%


Proposal 4: Eliminate or revise certain of the fund$s investment restrictions Broker Non-Votes: 4,400,207

                                             Percent of                 Percent of                    Percent of
                                             Shares       Votes         Shares                        Shares
                             Votes For       Voting For   Against       Voting Against Abstentions    Abstaining

4A. Lending Activities       17,752,704      70.9%        1,790,886      7.1%          1,097,627      4.4%

4B. Pledging Assets          17,805,672      71.1         1,731,201      6.9           1,104,344      4.4

4C. Affiliated Ownership     17,671,213      70.6         1,852,661      7.4           1,117,343      4.4

4D. Unseasoned Issuers       17,661,105      70.5         1,859,770      7.4           1,120,342      4.5

4E. Restricted/              17,602,043      70.3         1,838,427      7.3           1,200,747      4.8
illiquid Securities


Proposal 5: Ratification of auditors

                 Percent of                      Percent of                        Percent of
                 Shares           Votes          Shares                            Shares
Votes For        Voting For       Against        Voting Against   Abstentions      Abstaining

24,056,113       96.1%            294,381        1.2%             690,930          2.7%


[The American Funds Group(r)]

Offices of the fund and of the
investment adviser, Capital Research
and Management Company

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Capital World Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

There are two ways to invest in Capital World Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time. Because expenses are first deducted from income, dividends for Class B share accounts will be lower.

Printed on recycled paper
Litho in USA WG/INS/4578
Lit. No. WBF-013-0500